Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (38,853)	$ (51,998)	$ (107,217)	$ (65,445)	$ (256,725)	$ (111,581)	$ (96,829)
Depreciation and amortization	2,271	1,779	5,838	4,548	6,118	5,310	2,229
Income tax benefit			(1,041)	(10,465)	(12,011)	(3,308)	0
Equity in losses of equity method investees	$ 429	1,447	2,357	2,062	3,665	131
Accounts receivable			(1,424)	5,295	5,941	(6,214)	(2,278)
Inventory			(15,736)	200	(4,418)	0	0
Prepaid expenses and other assets			3,669	(18,541)	(13,089)	(6,745)	2,881
Accrued expenses, salary and other current liabilities			$ (9,358)	7,893	$ 686	(2,445)	$ 3,718
Previously Reported
Cash flows from operating activities
Net loss		(51,095)		(65,137)		(106,043)
Depreciation and amortization		1,682		4,445
Income tax benefit				(10,160)		0
Equity in losses of equity method investees				1,517
Accounts receivable				5,042
Inventory				(410)
Prepaid expenses and other assets				(16,358)
Accrued expenses, salary and other current liabilities				6,971
Adjustment
Cash flows from operating activities
Net loss		(903)		(308)		(5,538)
Depreciation and amortization		$ 97		103
Income tax benefit				(305)		$ (3,308)
Equity in losses of equity method investees				545
Accounts receivable				253
Inventory				610
Prepaid expenses and other assets				(2,183)
Accrued expenses, salary and other current liabilities				$ 922